Segments	12 Months Ended
Dec. 31, 2012
Segments

16. Segments

The Company aligns its operating segments in order to conform to management’s internal reporting structure, which is reflective of service offerings by industry. Management aggregates such operating segments into two reporting segments: what consumers buy (“Buy”), consisting principally of market research information and analytical services and what consumers watch (“Watch”), consisting principally of television, online and mobile audience and advertising measurement and corresponding analytics.

Corporate consists principally of unallocated items such as certain facilities and infrastructure costs as well as intersegment eliminations. Certain corporate costs, other than those described above, including those related to selling, finance, legal, human resources, and information technology systems, are considered operating costs and are allocated to the Company’s segments based on either the actual amount of costs incurred or on a basis consistent with the operations of the underlying segment. Information with respect to the operations of each of Nielsen’s business segments is set forth below based on the nature of the services offered and geographic areas of operations.

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Total	$5,407	$5,328	$5,935

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Corporate and eliminations	11	10	15
Total	$493	$502	$530

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Corporate and eliminations	7	11	17
Total	$85	$83	$59

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Corporate and eliminations	17	14	8
Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Corporate and eliminations	(74)	(168)	(109)
Total	$882	$728	$673

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(1)	234	336
Total	$14,583	$14,472

(1)              Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8
Total	$358	$367	$334

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,637	$447	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	4	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509
Total	$5,407	$882	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,498	$355	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(90)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505
Total	$5,328	$728	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,389	$239
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91
Total	$4,935	$673

(1)              Revenues are attributed to geographic areas based on the location of customers.

(2)              Long-lived assets include property, plant and equipment, goodwill and other intangible assets.